Leases and commitments - Components of Lease Expense (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Leases [Abstract]
Operating lease cost	$ 22.8	$ 26.0	$ 36.7
Finance lease cost
Amortization of right-of-use assets	0.1	0.2	1.2
Total finance lease cost	0.1	0.2	1.2
Short-term lease costs	0.5	0.7	0.7
Variable lease cost	12.7	10.3	11.6
Sublease income	(0.5)	(1.1)	(1.8)
Total lease cost	$ 35.6	$ 36.1	$ 48.4